FAIR VALUE DISCLOSURES, Quantitative Information About Level 3 (Details) - USD ($)		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Significant Unobservable Inputs (Level 3) [Member]
Asset (Liability) Fair Value [Abstract]
Capitalized mortgage loan servicing rights		$ 8,163,000	$ 8,481,000
Impaired loan [Abstract]
Commercial	[1]	1,446,000	1,605,000
Mortgage		361,000	550,000
Other real-estate [Abstract]
Commercial		176,000	804,000
Mortgage and Installment		$ 231,000	$ 183,000
Income Approach [Member] | Impaired Loans Commercial [Member]
Unobservable Inputs Weighted Average [Abstract]
Capitalization rate			9.30%
Present Value of Net Servicing Revenue [Member]
Unobservable Inputs Weighted Average [Abstract]
Discount rate		10.07%	10.04%
Cost to service		$ 83	$ 80
Ancillary income		$ 24	$ 24
Float rate		1.97%	1.73%
Sales Comparison Approach [Member] | Impaired Loans Commercial [Member]
Unobservable Inputs Weighted Average [Abstract]
Adjustment for differences between comparable sales	[1]	(1.50%)	(2.10%)
Sales Comparison Approach [Member] | Impaired Loans Mortgage [Member]
Unobservable Inputs Weighted Average [Abstract]
Adjustment for differences between comparable sales		(4.70%)	0.70%
Sales Comparison Approach [Member] | Other Real Estate Commercial [Member]
Unobservable Inputs Weighted Average [Abstract]
Adjustment for differences between comparable sales		(22.50%)	(3.90%)
Capitalization rate		(5.10%)
Sales Comparison Approach [Member] | Other Real Estate Mortgage and Installment [Member]
Unobservable Inputs Weighted Average [Abstract]
Adjustment for differences between comparable sales			75.60%

[1]	In addition to the valuation techniques and unobservable inputs discussed above, at December 31, 2016 and 2015, we had an impaired collateral dependent commercial relationship that totaled $0.2 million and $0.4 million, respectively that was primarily secured by collateral other than real estate. Collateral securing this relationship primarily included machinery and equipment and inventory at December 31, 2016 and 2015. Valuation techniques at December 31, 2016 and 2015, included appraisals and discounting restructuring firm valuations based on estimates of value recovery of each particular asset type. Discount rates used ranged from 0% to 100% of stated values.